Financial Expenses (Income), Net (Details) - Schedule of Financial Expenses (Income), Net - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Financial Expenses (Income), Net [Abstract]
Interest on loan	$ 151
Remeasurement of Warrants	458	2,164
Others	13	11
Total financial expenses	622	2,175
Foreign currency transaction income	430	220
Interest from deposits	2,324	1,934
Total financial income	2,754	2,154
Financial expenses (income), net	$ (2,132)	$ 21